Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loan receivable	$ 8,766,508	$ 8,110,077	$ 4,913,279
Credit Score 550-575 [Member]
Loan receivable	22,201
Credit Score 576-600 [Member]
Loan receivable	204,404
Credit Score 601 - 650 [Member]
Loan receivable	3,946,250	3,397,512	2,180,507
Credit Score 651 - 700 [Member]
Loan receivable	3,359,434	3,230,308	1,737,587
Credit Score 701 - 750 [Member]
Loan receivable	996,789	1,097,225	558,305
Credit Score 751 - 800 [Member]
Loan receivable	185,988	185,840	113,581
Credit Score 801 - 850 [Member]
Loan receivable	34,454	31,888	24,259
Credit Score 851-900 [Member]
Loan receivable	$ 16,988	18,248
Credit Score Below 575 [Member]
Loan receivable
Credit Score 575-600 [Member]
Loan receivable		$ 149,056	$ 299,040